Current Assets - Other - Summary of Current Assets - Other (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Miscellaneous Current Assets [Abstract]
Prepayments	$ 535	$ 425	$ 281
Total Current Assets Other	$ 535	$ 425	$ 281